Commitments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Commitments [Line Items]
Financing commitments for which criteria for funding have not been completed	$ 548,000,000	$ 325,000,000
Notice of cancellation period, maximum	90 days
Financing commitments cancellable after a notice period	157,000,000
Additional funding commitments	900,000,000	600,000,000
Deferred purchase credit protection agreements - Due to Expire Within One Year	1,771,600,000
DPA credit line agreements	82,000,000
Other liabilities	2,577,400,000 [1]	2,669,900,000	[1]
Aircraft remain to be purchased, contractual commitments	147
Additional funding commitments	1,300,000,000
Deferred Purchase Agreements [Member]
Commitments [Line Items]
Other liabilities	6,000,000	5,600,000
Contractual Commitments [Member]
Commitments [Line Items]
Railcars	7,500
Deferred Purchase Agreement Credit Protection [Member]
Commitments [Line Items]
Deferred purchase credit protection agreements - Due to Expire Within One Year	1,690,000,000
CIT Group Inc. [Member]
Commitments [Line Items]
Other liabilities	$ 678,300,000	$ 620,200,000

[1]	Other liabilities consist of other taxes, property tax reserves and other miscellaneous liabilities.